Liquidity, Financial Condition and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Liquidity Financial Condition And Managements Plans
Liquidity, Financial Condition and Management's Plans

Note 3 - Liquidity, Financial Condition and Management’s Plans

The Company has commenced its planned operations but had limited operating activities to date. The Company has financed its operations from inception using proceeds received from capital contributions made by its members and proceeds in financing transactions. On January 19, 2015, the Company raised $433,000 of capital in a private placement transaction, $20,000 of capital through the issuance of a promissory note to Michal Handerhan, the Company’s Chief Operating Officer, and $45,000 of capital through the issuance of a promissory note to a third party. On April 20, 2015, the Company raised $2,312,500 of capital in a private placement transaction. Notwithstanding, the Company has limited revenues, limited capital resources and is subject to all of the risks and uncertainties that are typical of an early stage enterprise. Significant uncertainties include, among others, whether the Company will be able to raise the capital it needs to finance its longer term operations and whether such operations, if launched, will enable the Company to sustain operations as a profitable enterprise.

The Company used approximately $0.5 million of cash in its operating activities for the nine months ended September 30, 2015. The Company incurred an $8.4 million net loss for the nine months ended September 30, 2015. The Company had cash of $0.09 million and a working capital deficiency of approximately $3.4 million at September 30, 2015. The Company expects to incur losses into the foreseeable future as it undertakes its efforts to execute its business plans.

The Company will require significant additional capital to sustain its short-term operations and make the investments it needs to execute its longer term business plan. The Company’s existing liquidity is not sufficient to fund its operations and anticipated capital expenditures for the foreseeable future. If the Company attempts to obtain additional debt or equity financing, it cannot provide assurance that such financing will be available to the Company on favorable terms, if at all.

Because of recurring operating losses, net operating cash flow deficits, and an accumulated deficit, there is substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has not made adjustments to the accompanying condensed consolidated financial statements to reflect the potential effects on the recoverability and classification of assets or liabilities should the Company be unable to continue as a going concern.

The Company continues to incur ongoing administrative and other expenses, including public company expenses, in excess of corresponding (non-financing related) revenue. While the Company continues to implement its business strategy, it intends to finance its activities through:

●	managing current cash and cash equivalents on hand from the Company’s past equity offerings,

●	seeking additional funds raised through the sale of additional securities in the future, and

●	increasing revenue from its transaction verification services business.

Note 3 - Liquidity, Financial Condition and Management’s Plans

The Company has commenced its planned operations but had limited operating activities to date.  The Company has financed its operations from inception using proceeds received from capital contributions made by its members and proceeds in financing transactions.  On February 6, 2014, the Company raised $1.875 million of capital in a private placement transaction.  Notwithstanding, the Company has limited revenues, limited capital resources and is subject to all of the risks and uncertainties that are typical of an early stage enterprise.  Significant uncertainties include, among others, whether the Company will be able to raise the capital it needs to finance its longer term operations and whether such operations, if launched, will enable the Company to sustain operations as a profitable enterprise.

The Company used approximately $1 million of cash in its operating activities for the year ended December 31, 2014.  The Company incurred a $14.7 million net loss for the year ended December 31, 2014.  The Company had cash of $5,403 as of December 31, 2014, and a working capital deficiency of approximately $198,023 at December 31, 2014.  The Company expects to incur losses into the foreseeable future as it undertakes its efforts to execute its business plans.

The Company will require significant additional capital to sustain its short-term operations and make the investments it needs to execute its longer term business plan.  The Company’s existing liquidity is not sufficient to fund its operations and anticipated capital expenditures for the foreseeable future.   If the Company attempts to obtain additional debt or equity financing, it cannot provide assurance that such financing will be available to the Company on favorable terms, if at all.

Because of recurring operating losses, net operating cash flow deficits, and an accumulated deficit, there is substantial doubt about the Company’s ability to continue as a going concern.  The consolidated financial statements have been prepared assuming the Company will continue as a going concern.  The Company has not made adjustments to the accompanying consolidated financial statements to reflect the potential effects on the recoverability and classification of assets or liabilities should the Company be unable to continue as a going concern.

The Company continues to incur ongoing administrative and other expenses, including public company expenses, in excess of corresponding (non-financing related) revenue.  While the Company continues to implement its business strategy, it intends to finance its activities through:

●	managing current cash and cash equivalents on hand from the Company’s past equity offerings,

●	seeking additional funds raised through the sale of additional securities in the future, and

●	increasing revenue from its bitcoin mining strategy.